SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT DEPRECIATION RATES
%

Furniture and office equipment	7-15
Machines	10-15
Computers	33
Vehicle	15

SCHEDULE OF FAIR VALUE ASSETS ON RECURRING BASIS

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of September 30, 2024
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Investment in Plantify	314,235	-	-	314,235
Credit Facility	-	-	98,879	98,879
Convertible loans to Plantify	-	-	588,511	588,511
Convertible loans to Solterra	-	-	438,846	438,846
Solar PV joint venture project	-	-	788,341	788,341
Total assets	314,235	-	1,914,577	2,228,812

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Investment in Plantify	641,561	-	-	641,561
Convertible loan	-	-	1,013,900	1,013,900
Total assets	641,561	-	1,013,900	1,655,461

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (see Note 5):

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Investment in Plantify	641,561	-	-	641,561
Convertible loan	-	-	1,013,900	1,013,900
Total assets	641,561	-	1,013,900	1,655,461

SCHEDULE OF CHANGES IN FAIR VALUE OF ASSETS

The following table presents the changes in fair value of the Level 1 assets for the period April 5, 2023 through December 31, 2023:

Changes in Fair value
US$
Assets:
Initial recognition of the investment in Plantify as at April 5, 2023 (*)	929,864
Additional investment in shares of Plantify	417,890
Changes in fair value	(706,193)
Outstanding at December 31, 2023	641,561

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2– SIGNIFICANT ACCOUNTING POLICIES (continue)

Fair value (continue)

The following table presents the changes in fair value of the Level 3 assets for the period April 5, 2023 through December 31, 2023:

Changes in Fair value
US$
Assets:
Initial recognition of the convertible loan issued as at April 5, 2023 (*)	1,021,300
Changes in fair value	(7,400)
Outstanding at December 31, 2023	1,013,900

(*)	Relative fair value calculated at inception.

SCHEDULE OF CHANGES IN FAIR VALUE OF ASSETS

The following table presents the changes in fair value of the level 1 assets for the period December 31, 2023 through September 30, 2024:

Changes in Fair value
US$
Assets:
Outstanding at December 31, 2023	641,561
Changes in fair value	(327,326)
Outstanding at September 30, 2024	314,235

The following table presents the changes in fair value of the level 3 assets for the period December 31, 2023 through September 30, 2024:

Changes in Fair value
US$
Assets:
Outstanding at December 31, 2023	1,013,900
Credit facility to Plantify	203,000
Loan Granted	406,465
Solar project	763,693
Changes in fair value	(472,481)
Outstanding at September 30, 2024	1,914,577